LONG TERM LOANS AND LIABILITIES (Details Narrative) - Helios Loan Agreement [Member] € in Thousands, $ in Thousands	Dec. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Debt amount | $		$ 3,149
Interest rate	16.00%	14.50%	14.50%
Percentage of outstanding purchase price	50.00%
Interest on unpaid balance	2.00%
Percentage of annual operation fee		1.50%	1.50%
Euro
Debt amount | €			€ 2,900